CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Accounts and notes receivable, allowance for doubtful accounts (in dollars)		$ 26	$ 34
Accounts and notes receivable, pledged as collateral (in dollars)		$ 438	$ 472
Members' equity, units issued (in units)		2,728	2,728
Members' equity, units outstanding (in units)		2,728	2,728
Variable Interest Entity
Cash and cash equivalents	[1]	$ 257	$ 710
Restricted cash	[1]	12	10
Accounts and notes receivable (net)	[1]	1,420	1,665
Inventories	[1]	1,692	2,025
Other current assets	[1]	306	306
Property, plant and equipment (net)	[1]	4,410	4,375
Intangible assets (net)	[1]	86	96
Other noncurrent assets	[1]	573	459
Accounts payable	[1]	1,034	1,218
Accrued liabilities	[1]	683	736
Current portion of debt	[1]	170	267
Long-term debt	[1]	4,625	4,854
Other noncurrent liabilities	[1]	1,224	1,443
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents		34	46
Restricted cash		12	10
Accounts and notes receivable (net)		26	41
Inventories		54	68
Other current assets		5	6
Property, plant and equipment (net)		307	339
Intangible assets (net)		36	40
Other noncurrent assets		38	27
Accounts payable		82	92
Accrued liabilities		27	37
Current portion of debt		15	172
Long-term debt		137	36
Other noncurrent liabilities		$ 54	$ 97

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”